Share capital (Tables)	6 Months Ended
Jun. 30, 2022
Share capital.
Schedule of changes in options

	June 30, 2022		December 31, 2021
		Weighted		Weighted
	Number of	average exercise	Number of	average
	options	price	options	exercise price
Options outstanding, beginning	11,974,300	$2.73	13,008,364	$2.14
Options granted	2,408,849	1.90	3,217,378	3.94
Options exercised	(1,359,091)	0.32	(3,785,174)	1.58
Options forfeited/expired/cancelled	(456,401)	4.52	(466,268)	2.85
Options outstanding, ending	12,567,657	$2.77	11,974,300	$2.73

Schedule of details of options outstanding

			Number of
	Weighted average	Number of options	options
Exercise price	contractual life	outstanding	exercisable
$0.30 CAD	0.12	25,000	25,000
$0.80 CAD	0.45	277,273	277,273
$2.00 CAD	1.81	80,214	80,214
$1.50	6.93	572,914	143,230
$1.91	5.15	2,955,000	2,511,946
$1.94	5.40	610,650	180,239
$2.13	6.60	144,553	52,383
$2.20	6.76	500,000	185,185
$2.45	4.10	1,250,000	1,250,000
$2.53	4.11	75,000	75,000
$2.62	1.23	700,000	700,000
$3.01	7.92	1,500,000	—
$3.40	3.72	1,035,000	1,035,000
$3.41	5.06	1,030,524	757,687
$3.55	6.05	75,000	24,336
$3.56	6.37	296,192	139,006
$3.77	5.37	165,000	124,274
$4.15	8.73	780,000	557,290
$5.00	1.42	193,629	193,629
$7.23	5.54	101,721	70,060
$7.75	5.64	92,487	71,659
$9.60	2.43	107,500	107,500
		12,567,657	8,560,911

Schedule of changes in warrants

	June 30, 2022		December 31, 2021
		Weighted		Weighted
	Number of	average	Number of	average
	warrants	exercise price	warrants	exercise price
Warrants outstanding, beginning	7,402,021	$5.23	15,070,883	$4.01
Warrants exercised	—	—	(4,270,005)	3.34
Warrants expired	(344,000)	4.00	(3,398,857)	4.66
Warrants outstanding, ending	7,058,021	$5.29	7,402,021	$5.23

Schedule of details in warrants outstanding

	Weighted average	Number of warrants
Exercise Price	contractual life	outstanding
Non-Transferable Warrants
$4.00 CAD - $16.00 CAD	0.48 years	1,459,765
$2.00 USD - $24.00 USD	1.63 years	1,096,988
Transferable Warrants
$4.25 USD	1.11 years	4,501,268
Warrants outstanding, ending	1.06 years	7,058,021

Schedule of changes in deferred share units

	June 30, 2022		December 31, 2021
		Weighted average		Weighted average
	Number of DSU	fair value	Number of DSU	fair value
DSUs outstanding, beginning	84,581	$3.41	44,623	$3.41
DSUs granted	42,879	2.24	51,468	3.41
DSUs exercised	—	—	(11,510)	3.41
DSUs outstanding, ending	127,460	$3.02	84,581	$3.41

Schedule of details of deferred share units outstanding

	Weighted	Number of
	average	DSUs	Number of DSUs
Deemed value	contractual life	outstanding	exercisable
$3.02	9.09	127,460	75,992

Schedule of changes in restricted share units

	June 30, 2022		December 31, 2021
		Weighted average		Weighted average
	Number of RSU	exercise price	Number of RSU	exercise price
RSUs outstanding, beginning	649,473	$3.42	507,849	$3.44
RSUs granted	—	—	450,442	3.41
RSUs exercised	(38,682)	3.43	(169,283)	3.44
RSUs expired	(88,406)	3.42	(139,535)	3.44
RSUs outstanding, ending	522,385	$3.42	649,473	$3.42

Schedule of details of restricted share units outstanding

	Weighted	Number of
	average	RSUs	Number of RSUs
Deemed value	contractual life	outstanding	exercisable
$3.42	8.94	522,385	—